Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of Cost of Revenue (Excluding Impairment Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Cost of Revenue (Excluding Impairment Loss) [Abstract]
Lease expenses		¥ 69,576		¥ 167,369	¥ 260,866
Employee compensation and benefits		39,449		70,746	107,739
Depreciation and amortization		16,327		49,001	68,755
Advertising costs		205,887		267,901	424,230
Construction and design costs		68,592		75,553	107,716
Other operating costs(i)	[1]	54,953		104,397	164,754
Total		¥ 454,784	$ 64,055	¥ 734,967	¥ 1,134,060

[1]	Including utilities, maintenance, daily cleaning and others.